Equity - Non-employee Equity Awards, Restricted Stock Units (Detail) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	883,759
Awarded, Number	366,266
Vested, Number	(252,675)	(179,070)	(151,792)
End of year, Number	943,091	883,759
Beginning of year, Weighted average grant date fair value	$ 22.58
Awarded, Weighted average grant date fair value	45.60
Vested, Weighted average grant date fair value	18.47
End of year, Weighted average grant date fair value	$ 32.69	$ 22.58
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	16,682
Awarded, Number	1,250
Vested, Number	(5,598)	(3,042)	(2,802)
End of year, Number	12,334	16,682
Beginning of year, Weighted average grant date fair value	$ 22.03
Awarded, Weighted average grant date fair value	52.69	$ 29.43	$ 18.42
Vested, Weighted average grant date fair value	16.94
End of year, Weighted average grant date fair value	$ 27.39	$ 22.03